INCOME TAXES (Details Textual)	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Income Tax Disclosure [Line Items]
Effective Income Tax Rate Reconciliation, at Federal Statutory Income Tax Rate	25.00%	25.00%	25.00%
Effective Income Tax Rate Reconciliation, State and Local Income Taxes	15.00%	15.00%	15.00%
China [Member]
Income Tax Disclosure [Line Items]
Effective Unified Enterprise Income Tax Rate	25.00%
Effective Preferential Income Tax Rate	15.00%